UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end:  October 31, 2010

Date of reporting period:  April 30, 2010

Item 1.  Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

(UNAUDITED)

Six Months Ended April 30, 2010

BMC FUND, INC.

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2010, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (“RIC”) on April 1, 1981.  During the six months ended April 30, 2010, the Company paid the following dividends per share:

December 10, 2009 to shareholders of record November 25, 2009	$0.20
March 10, 2010 to shareholders of record February 25, 2010	0.25

Total	$0.45

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at April 30, 2010, with a total market value of $108,491,768.

Paul H. Broyhill, Chief Executive Officer

M. Hunt Broyhill, President

BMC Fund, Inc. Portfolio Holdings
Fixed Income 3.02%
Preferred Stocks 0.52%
Cash Equivalents 12.36%
Common Stocks 31.28%
Other Investments 11.46%
Option Contracts 0.22%
Stock Mutual Funds 11.90%
Bond Mutual Funds 29.24%

BMC Fund, Inc. Sector Diversification
(% of common stocks)
(excludes investment in affiliate)
Utilities 7.56%
Telecom Services 2.97%
Consumer Discretionary 7.18%
Materials 0.41%
Information Technology 8.46%
Consumer Staples 15.45%
Industrials 5.89%
Health Care 16.49%
Financials 6.62%
Energy 28.97%

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2010

ASSETS AT MARKET VALUE:
Investment securities (cost - $107,050,013)	$107,983,189
Investments in affiliate - wholly owned subsidiary (equity value $442,180)	508,579
Cash and short-term investments	161,171
Receivables, accrued interest and dividends	222,057
Receivable from broker	109,551
Other assets	59,573

Total assets	109,044,120

LIABILITIES:
Call options written, at fair value (premiums received $120,311)	100,503
Accounts payable and accrued expenses	12,498
Accounts payable to affiliates	71,539

Total liabilities	184,540

NET ASSETS AT APRIL 30, 2010 - EQUIVALENT TO $22.07 PER
SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$108,859,580

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares;
outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	78,927,269
Undistributed net investment income	533,066
Realized loss on investments	(1,481,257)
Undistributed nontaxable gain	5,194,714
Unrealized depreciation of investments	1,019,383

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$108,859,580

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2010

INVESTMENT INCOME:
Income:
Interest - fixed income	$92,675
Other interest and dividends	1,707,080
Equity in earnings of wholly-owned subsidiary	(42,618)

Total income	1,757,137

Expenses:
Legal and professional fees	42,476
Directors' fees (Note 9)	30,500
Investment expense	43,396
Salaries	324,939
Property and liability insurance	28,399
Depreciation expense	2,021
Taxes and licenses	62,656
Rent	11,665
Office supplies and expense	16,126
Dues and subscriptions	24,452
Travel and entertainment	3,852

Total expenses	590,482

Investment income, net	1,166,655

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain (loss) from investments sold	(864,938)
Change in unrealized appreciation of investments for the period	6,175,150

Net gain on investments	5,310,212

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$6,476,867

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2010 and 2009

	2010	2009

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,166,655	$1,612,810
Realized gains (losses) from investment securities sold	(864,938)	(309,058)
Change in unrealized appreciation (depreciation) of
investments for the year	6,175,150	(2,382,615)

Net increase (decrease) in net assets resulting from operations	6,476,867	(1,078,863)

Distributions to shareholders from:
Net realized gain on investment securities	-	-
Net investment income	(1,011,133)	(4,150,272)
Retained earnings prior to becoming an investment company	(1,208,843)	(2,608,324)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,256,891	(7,837,459)

NET ASSETS AT BEGINNING OF PERIOD	104,602,689	102,574,164

NET ASSETS AT END OF PERIOD (Including
undistributed net investment income:
2010 - $533,066, 2009 - none)	$108,859,580	$94,736,705

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2010 (Unaudited)

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended.  Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation.  The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles for investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.  Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges.  Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

The carrying value of the investment in the wholly owned subsidiary is based on independent appraisals and internal assessments of the fair market values of the subsidiary’s underlying investments.  Equity in earnings of the wholly owned subsidiary in the statement of operations represents the current year earnings of the subsidiary accounted for using the equity method.

B.  Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed.  Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

For the six months ended April 30, 2010, the Company purchased and sold securities in the amount of $24,539,950 and $17,582,103 (excluding short-term investments and options), respectively.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2010 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES (Continued)

C.  Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company.  The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

D.  Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses.  Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

E.  Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.  Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash.  Short-term money market investments managed by third party investors are included in investment securities.

G.  Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

H.  Fair Value Measurements – The Company applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2010 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Company’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Company’s investments as of April 30, 2010.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$3,784,347	$-	$-	$3,784,347
Mutual Funds
Bond Mutual Funds	30,518,371	-	-	30,518,371
Stock Mutual Funds	12,913,735	-	-	12,913,735
Other Investments
Limited Partnerships	-	-	11,964,327	11,964,327
Warrants	251	-	-	251
Common Stocks
Common Stocks – Publicly Traded	35,131,850	-	-	35,131,850
Common Stocks – Affiliate	-	-	508,579	508,579
Call Options	144,647	-	-	144,647
Put Options	(17,600)	-	-	(17,600)
Preferred Stocks	544,350	-	-	544,350
Short-term Investments	12,898,408	-	-	12,898,408
Total Investments	$95,918,359	$-	$12,472,906	$108,391,265

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2010 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The table below presents a reconciliation for the quarter ended April 30, 2010, for all Level 3 assets that are measured at fair value on a recurring basis.

Level 3 Assets	Balance as of 10/31/2009	Accrued Discounts/ Premiums	Realized & Unrealized Gains & Losses	Net Purchases/ Sales	Net Transfers in (out of) Level 3	Balance as of 4/30/2010
Fixed Income	$-	$-	$250,000	$(250,000)	$-	$-
Mutual Funds
Bond Mutual Funds	-	-	-	-	-	-
Stock Mutual Funds	-	-	-	-	-	-
Other Investments						-
Limited Partnerships	10,880,044	-	700,523	383,760	-	11,964,327
Warrants	-	-	-	-	-	-
Common Stocks						-
Common Stocks - Publicly Traded	-	-	-	-	-	-
Common Stocks - Affiliate	526,631	-	(18,052)	-	-	508,579
Call Options	-	-	-	-	-	-
Put Options	-	-	-	-	-	-
Preferred Stocks	-	-	-	-	-	-
Cash and Cash Equivalents	-	-	-	-	-	-
Total Investments	$11,406,675	$-	$932,471	$133,760	$-	$12,472,906

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS
(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2010, were as follows:

Gross appreciation (excess of value over tax cost)	$11,295,529
Gross depreciation (excess of tax cost over value)	(10,276,146)
Net unrealized appreciation	$1,019,383
Cost of investments for income tax purposes	$107,371,882

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2010 (Unaudited)

4.    INVESTMENT IN AFFILIATE

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock.  The Company held at least five percent of the outstanding voting stock of the following company during the period ended April 30, 2010.

Issuer	Number of Shares Held 4/30/10	Amount of Equity In Net Profit And Loss For the Period	Dividends (1)	Value at 4/30/10

Broyhill Industries, Inc. – Wholly-owned subsidiary	1,000	$(42,618)	$-	$508,579

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiary have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary company on the equity method.

5.	CALL OPTIONS WRITTEN

As of April 30, 2010, portfolio securities valued at $2,086,739 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the year ended April 30, 2010 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2009	470	$130,848
Options written	1,840	338,548
Options terminated in closing purchase transactions	(349)	(88,022)
Options expired	(961)	(187,582)
Options exercised	(352)	(73,481)
Options outstanding at April 30, 2010	648	$120,311

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.  The character of distributions made during the six months from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2010 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS (continued)

On December 10, 2009, an ordinary income distribution of $0.08 per share and a distribution from retained earnings prior to becoming an investment company of $0.12 per share were paid to shareholders of record on November 25, 2009.

On March 10, 2010, an ordinary income distribution of $0.12 and a distribution from retained earnings prior to becoming an investment company of $0.13 were paid to shareholders of record on February 25, 2010.

The tax character of distributions paid for the six months ended April 30, 2010 is as follows:

Distributions paid from:
Ordinary income	$1,011,133
Retained earnings prior to becoming an investment company	1,208,843
Total	$2,219,976

The tax components of distributable earnings are determined in accordance with income tax regulations, which may differ from composition of net assets reported under accounting principles generally accepted.  The difference for the period ended April 30, 2010 reflects $533,066 of undistributed net investment income under generally accepted accounting principles.

7.	NEW ACCOUNTING STANDARDS

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level l and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.  The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Company’s financial statement disclosures.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2010 (Unaudited)

8.	LINE OF CREDIT

On April 22, 2010, the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $3,500,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings is at the one month LIBOR market index rate plus 150 basis points, with a floor of 3.00 percent. The Company will pay a commitment fee of 35 basis points on any unused balance. As of April 30, 2010, the Company had no borrowings from this line of credit, which expires on April 21, 2011.

9.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board.  The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 cash for each meeting attended by telephone.  Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting.  In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

10.	RELATED PARTIES

The Company owns one wholly-owned subsidiary, Broyhill Industries, Inc.

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc.  The expense associated with this related party lease for the six months ended April 30, 2010 amounted to $11,665.  Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services.  This service is provided at no cost to the Company.  All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company.  The outstanding payable related to these transactions at April 30, 2010 was $71,539.

11.	IMPAIRED SECURITIES

Selected securities at the end of the six months have significant investment impairment issues.  These selected securities have an aggregate cost basis of $7,951,731 and have been assigned no value at April 30, 2010.

12.	REVIEW FOR SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Company as of and for the six months ended April 30, 2010, events and transactions subsequent to April 30, 2010 through June 17, 2010, the date the financial statements were issued, have been evaluated by the Company’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2010 (Unaudited)

13.	SUPPLEMENTAL PROXY INFORMATION AND 2010 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 27, 2010 at the Company’s offices in Lenoir, North Carolina.  The meeting was held for the following purposes:

1.  To elect the following 12 directors to serve as follows:

Director	Term	Expiring

James T. Broyhill	1 year	2011
M. Hunt Broyhill	1 year	2011
Paul H. Broyhill	1 year	2011
R. Donald Farmer	1 year	2011
Robert G. Fox, Jr.	1 year	2011
Jan E. Gordon	1 year	2011
Gene A. Hoots	1 year	2011
Brent B. Kincaid	1 year	2011
Michael G. Landry	1 year	2011
John S. Little	1 year	2011
L. Glenn Orr, Jr.	1 year	2011
Allene B. Stevens	1 year	2011

2.  To vote upon such other business as may come before the meeting.

14.	SUPPLEMENTAL INFORMATION

Paul H. Broyhill, Chairman and Chief Executive Officer, Michael G. Landry, Vice President and Chief Investment Officer, M. Hunt Broyhill, President, Christopher R. Pavese, CFA, Managing Director, and Dan J. Wakin, Managing Director – Alternative Investments, are primarily responsible for the day-to-day management of the Company’s portfolio.  Mr. Paul Broyhill has had such responsibility since the inception of the Company.  Messrs. Landry and Hunt Broyhill have had such responsibility since 2001.  Messrs. Landry and Hunt Broyhill have been engaged in asset management for various institutions and high net worth individuals for more than five years.  Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005.  At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.  Mr. Wakin has had such responsibility since February 2006, and has served the Company in other capacities since 1995.

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2010 (Unaudited)

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

James T. Broyhill (82) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005
Retired; Director of Shepherd Street Equity Fund (1998-2008); President of Old Clemmons School Properties, Inc. (1998-present); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U.S. Senate (1986); former member, U.S. House of Representatives (1963-1986)
None

M. Hunt Broyhill (46) 1870 9th Street Court, NW Hickory, NC 28601	Director President Vice President	Since 2008 Since 2007 2001-2007
President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Affinity Fund, LLC (2008-present), Broyhill Asset Management, LLC and Broyhill Wakin General Partners, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); General Partner of CapitalSouth Partners Fund I, LP and Capital South Partners Fund II, LP (2000-present); General Partner of CapitalSouth Partners Fund III, LP (2007-present); Senior Managing Partner and Director of Flagship Capital Partners, LLC (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)
None

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2010 (Unaudited)

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

Paul H. Broyhill (86) 135 Claron Place, S.E. Lenoir, NC 28645	Director Chief Executive Officer Chairman	Since 1976 Since 2001 Since 1976
Director, Chairman  and Chief Executive Officer of the Fund; former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)
None

Jan E. Gordon (58) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

Michael G. Landry (63) 2501 Barcelona Drive Ft. Lauderdale, FL 33301	Director Vice President and Chief Investment Officer	Since 1993 Since 2001
Director; Vice President and Chief Investment Officer of the Fund (2001-present); President, Landry Trebbi Investment Corp. (2005-present); Investment Committee Chairman, Hudson Fairfax India Fund (2006-2008); CEO of Mackenzie Investment Management, Inc., Chairman of Ivy Funds and Executive Vice President of Mackenzie Financial Fund (1987-1999)

None
Allene B. Stevens (88) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2010 (Unaudited)

Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

R. Donald Farmer (63) 273 Leeward Point Loop Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None
Robert G. Fox, Jr. (60) 6525 Robin Hollow Drive Mint Hill, NC 28227	Director	Since 2008	Private Investor. Former President and Chief Banking Officer of NewDominion Bank (2005-April 2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None

Gene A. Hoots (70) 3524 Kylemore Court Charlotte, NC 28210	Director	Since 1987	Chairman Emeritus, CornerCap Investment Counsel, a registered investment adviser serving private and pension fund clients (since 2001)	None
Brent B. Kincaid (79) 2703 Lakeview Drive Lenoir, NC 28645	Director	Since 2005	Retired since 1998; former President and CEO of Broyhill Furniture Industries, Inc.	None

John S. Little (78) 4601 Gulf Shore Blvd. N. #18 Naples, FL 34103	Director	Since 2001	Retired; former Managing Director and Chief Executive, Associated Octel, London (1989-1995); former Senior Vice President of Corporate Technology, Great Lakes Chemical Corporation (1981-1989)	None
L. Glenn Orr, Jr. (70) 2735 Forest Drive Winston-Salem, NC 27104	Director	Since 1999	Managing Director, Orr Holdings, LLC, a private investment company (since 2009); Managing Director, The Orr Group, an investment banking firm (1995-2008)	Highwoods Properties, Inc.; Medical Properties Trust

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2010 (Unaudited)

Other Executive Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

Boyd C. Wilson, Jr. (57) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006
Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Treasurer of Broyhill Wakin General Partners, LLC (2008-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)

Bank of Granite Corporation
Carol Frye (52) 210 Beall Street Lenoir, NC 28645	Secretary and Treasurer	Since 2001
Secretary and Treasurer of the Fund since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary of Broyhill Wakin General Partners, LLC (1997-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)
None

BMC FUND, INC.
ADDITIONAL INFORMATION
Six Months Ended April 30, 2010 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com;  and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six Months April 30, 2010 (Unaudited) Years Ended October 31, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, Seven Month Period Ended October 31, 2002, and Each of the Two Years in the Period Ended March 31, 2002

The following table presents financial information divided into three parts:  per share operating performance, total investment return and ratios and supplemental data for the six months ended April 30, 2010 (Unaudited), the years ended October 31, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, the seven month period ended October 31, 2002, and each of the two years in the period ended March 31, 2002.  The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value.  The second part, total investment return, is based on the market price of the Company's shares of stock.  Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING PERFORMANCE	Six Months Ended April 30, 2010	2009	2008	2007	2006	2005	2004	2003	Seven Months Ended October 31, 2002		2002	2001

Net asset value, beginning of period	$21.20	$20.79	$36.28	$33.55	$32.84	$30.94	$29.17	$25.46	$28.95		$29.44	$31.84
Net investment income	0.24	0.48	0.73	0.78	1.06	0.88	0.82	0.95	0.59		1.13	1.31
Net gains (losses) on investments	1.08	1.65	(10.98)	4.25	2.43	2.48	2.08	3.76	(3.45)		(0.30)	(2.13)
Total from investment operations	1.32	2.13	(10.25)	5.03	3.49	3.36	2.90	4.71	(2.86)		0.83	(0.82)
Less distributions:
Dividends from net investment income	0.20	0.92	1.04	2.03	2.37	-	0.65	0.45	0.56		0.84	1.58
Distributions from capital gains	-	-	1.42	0.27	0.41	1.46	0.48	0.55	0.07		0.48	-
Distributions from retained earnings	0.25	0.80	-	-	-	-	-	-	-		-	-
P. B. Realty, Inc. Spin-off	-	-	2.78	-	-	-	-	-	-		-	-
Total distributions	0.45	1.72	5.24	2.30	2.78	1.46	1.13	1.00	0.63		1.32	1.58
Net asset value, end of period	$22.07	$21.20	$20.79	$36.28	$33.55	$32.84	$30.94	$29.17	$25.46		$28.95	$29.44

Per share market value, end of period[1]	$16.75	$16.75	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00		$26.00	$26.00

TOTAL INVESTMENT RETURN[2]	7.88%	12.72%	(39.42)%	19.35%	13.40%	12.95%	11.14%	18.12%	(18.85	)%*	3.20%	(3.15)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$108,860	$104,603	$102,574	$178,975	$165,500	$162,027	$152,623	$143,910	$125,596		$142,811	$145,221
Ratio of expenses to average net assets[3]	1.11%	1.18%	1.02%	0.75%	0.73%	0.60%	0.73%	0.73%	0.71	%*	0.62%	0.49%
Ratio of net investment income to average net assets[3]	1.09%	2.40%	2.37%	2.26%	3.20%	2.77%	2.70%	3.52%	3.78	%*	3.91%	4.23%
Portfolio turnover rate	16.70%	69.62%	67.44%	51.23%	48.22%	57.54%	40.10%	52.51%	31.95%		67.18%	33.65%

1Unaudited - Based on stock trades, which are very limited, during that year.
2Unaudited - Computed as follows:  income from investment operations divided by per share market value.
3Average is computed on a quarterly basis.
*Annualized

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2010

Debt Issuer	Coupon Interest Rate	Maturity Date	Face Amount	Cost	Market Value	Percent of Net Assets

FIXED INCOME:
OAKWOOD HOMES CORP[1,2,3]	7.875%	3/1/2004	$1,000,000	$951,731	$-
LEHMAN BROTHERS HLDGS NIKKEI INDEX[1,2,3]	0.000%	9/29/2008	3,000,000	3,000,000	-
LEHMAN BROTHERS HLDGS EAFE INDEX[1,2,3]	0.000%	11/15/2008	1,000,000	1,000,000	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE[2,3]	0.000%	3/15/2011	2,500,000	2,500,000	-
AMKOR TECHNOLOGY	2.500%	5/15/2011	250,000	228,241	248,125
MINEFINDERS CORP CONV BOND	4.500%	12/15/2011	250,000	238,252	260,312
AK STEEL	7.750%	6/15/2012	500,000	443,415	501,250
FED REPUBLIC OF BRAZIL	12.500%	1/5/2016	960,873	1,085,146	1,115,975
NII HOLDINGS INC	2.750%	8/15/2025	500,000	462,014	513,125

TOTAL INVESTMENTS IN FIXED INCOME			$9,960,873	$9,908,799	$2,638,787	2.42%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2010

Debt Issuer	Coupon Interest Rate	Maturity Date	Face Amount	Cost	Market Value	Percent of Net Assets
US GOVERNMENT & AGENCY OBLIGATIONS:
US TREASURY BILLS[3]	0.000%	7/22/2010	$130,000	$129,964	$129,955
US TREASURY BILLS	4.250%	1/15/2011	500,000	514,907	513,691
US TREASURY BILLS	0.875%	1/31/2011	500,000	502,997	501,914

TOTAL INVESTMENTS IN US GOVERNMENT & AGENCY OBLIGATIONS			$1,130,000	$1,147,868	$1,145,560	1.05%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2010

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCOME FUND	100,000.00	$547,920	$683,000
CALAMOS CONVERTIBLE & HIGH INCOME FUND	40,000.00	415,563	519,200
CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND	30,000.00	272,657	388,500
EATON VANCE FLOATING RATE INCOME TRUST	40,000.00	513,954	642,020
FEDERATED PRUDENT DOLLARBEAR FUND INSTITUTIONAL SH3	37,735.85	500,000	472,075
FIDELITY US BOND INDEX	192,678.23	2,000,000	2,163,776
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	23,633.00	203,791	281,942
GABELLI CONVERTIBLE & INCOME SECURITIES FUND	32,600.00	203,772	213,530
HARBOR BOND FUND INSTITUTIONAL CLASS	148,102.73	1,750,000	1,852,765
ING PRIME RATE TRUST	150,000.00	698,635	913,500
ISHARES BARCLAY TIPS BOND	15,000.00	1,496,134	1,590,900
ISHARES BARCLAYS 3-7 YR TREASURY BOND FUND	17,500.00	1,962,886	1,959,650
ISHARES IBOXX $ INVESTMENT GRADE CORP BOND FUND	15,000.00	1,512,420	1,609,650
JANUS TRITON FUND T SHARES	14,111.01	150,000	198,542
JOHN HANCOCK PREFERRED INCOME FUND	10,000.00	157,204	180,100
LOOMIS SAYLES FDS BOND FUND INSTITUTIONAL SHARES	86,518.62	1,112,500	1,211,261
LOOMIS SAYLES GLOBAL BOND FUND	30,450.67	500,000	489,647
NUVEEN FLOATING RATE INCOME FUND	40,000.00	376,704	479,200
PIMCO COMMODITY REAL RETURN STRATEGY CLASS A	120,754.48	950,000	964,828
PIMCO CORPORATE INCOME FUND COM	12,500.00	153,357	187,375
PIMCO GLOBAL ADVANTAGE STRATEGY BOND FUND INSTIT SHARES	42,955.33	500,000	478,093
PIMCO GLOBAL MULTI-ASSET FUND CLASS D	54,601.01	600,000	614,261
PIMCO STRATEGIC GLOBAL GOVERNMENT FUND	15,000.00	146,148	153,750
PIMCO TOTAL RETURN FUND INSTITUTIONAL SHARES	488,758.55	5,000,000	5,439,883
POWERSHARES II PREFERRED	5,000.00	66,915	69,150
SPDR DB INTL. GOVT. INFLATION-PROTECTED BOND FUND	25,000.00	1,347,702	1,384,500
TEMPLETON EMERGING MARKETS INCOME FUND	25,000.00	337,317	378,250
TEMPLETON GLOBAL INCOME FUND	50,000.00	431,003	513,500
VAN KAMPEN SENIOR INCOME TRUST	150,000.00	540,955	729,000
VANGUARD INTERM-TERM INVESTMENT-GRADE	274,750.29	2,300,000	2,725,523
VANGUARD SHORT-TERM BOND ETF	5,000.00	401,025	401,000
WISDOMTREE DREYFUS CHINESE YUAN FUND	25,000.00	631,426	630,000
TOTAL BOND MUTUAL FUNDS		27,779,988	30,518,371	28.03%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2010

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Foreign Large Blend
VANGUARD INTERNATIONAL GROWTH FUND	2,728.76	150,000	149,563
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND	7,075.47	105,000	101,745
		255,000	251,308	0.23%

Foreign Large Value
ISHARES MSCI CANADA INDEX	10,000.00	202,749	282,300
OAKMARK INTERNATIONAL FUND	10,063.26	175,000	178,623
		377,749	460,923	0.42%

Diversified Emerging Markets
ISHARES MSCI BRIC INDEX	500.00	19,178	22,780
ISHARES MSCI EMERGING MARKETS INDEX	5,000.00	162,695	210,250
WISDOMTREE EMERGING MARKETS SMALL CAP DIV	10,000.00	299,380	452,800
		481,253	685,830	0.63%

Diversified Asia Pacific
ISHARES MSCI EX-JAPAN	10,000.00	297,900	422,500
ISHARES TR FTSE/XINHUA CHINA 25 INDEX	10,000.00	326,609	408,400
		624,509	830,900	0.76%

Asia Ex-Japan Stock
ISHARES INC MSCI HONG KONG INDEX	25,000.00	273,430	391,500
TEMPLETON DRAGON FD COM	6,000.00	160,320	152,940
		433,750	544,440	0.50%

Latin America Stock
ISHARES INC MSCI BRAZIL INDEX	5,000.00	219,197	361,288	0.33%

TOTAL INTERNATIONAL EQUITIES		2,391,458	3,134,689	2.88%

SPECIALTY FUNDS
Diversified Financials
POWERSHARES FINANCIAL PREFERRED	20,000.00	363,538	338,400	0.31%

Real Estate
COHEN & STEERS REIT & PREFERRED INCOME FUND	15,000.00	102,853	190,023	0.17%

Pharmaceuticals & Biotechnology
ISHARES NASDAQ BIOTECHNOLOGY INDEX	1,500.00	135,833	136,845	0.13%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2010

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS (Continued):
Utilities
REAVES UTILITY INCOME FUND	5,000.00	95,337	97,500	0.09%

Large Cap Blend
T. ROWE PRICE PERSONAL STRAT GROWTH FUND	9,661.84	200,000	207,729
YACKTMAN FUND INC	6,658.21	105,000	109,128
		305,000	316,857	0.29%

Precious Metals
ISHARES SILVER TRUST	25,000.00	344,625	456,500
MARKET VECTORS GOLD MINERS	23,000.00	909,347	1,161,730
SPDR GOLD TRUST[3]	10,000.00	969,549	1,153,600
		2,223,521	2,771,830	2.55%

Conservative Allocation
VANGUARD WELLESLEY INCOME FUND	9,990.25	205,000	210,395	0.19%

Moderate Allocation
FPA CRESCENT FUND	3,898.64	100,000	100,975	0.09%

World Allocation
IVY ASSET STRATEGY FUND CLASS I	72,445.42	1,979,197	1,660,449	1.53%

Long-Short
HUSSMAN STRATEGIC GROWTH FUND	311,478.07	5,000,000	3,955,771	3.63%

TOTAL SPECIALTY FUNDS		10,510,279	9,779,045	8.98%

TOTAL STOCK MUTUAL FUNDS		12,901,737	12,913,734	11.86%

TOTAL INVESTMENTS IN MUTUAL FUNDS		$40,681,725	$43,432,105	39.90%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2010

		Market	Percent of
Company Name	Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ARMORED WOLF ALPHA FUND, LLC[2]	$1,000,000	$1,017,628
DEL MAR INDEX OPPORTUNITIES ONSHORE FUND[2]	1,500,000	1,642,418
ELLIOTT ASSOCIATES LP2	2,000,000	2,578,906
LMC COMPASS FUND LP2	1,500,000	1,855,649
RD LEGAL FUNDING PARTNERS LP2	1,000,000	1,229,090
STARK INVESTMENTS LP2	1,000,000	2,563,655
STARK STRUCTURED FINANCE ONSHORE FUND[2]	1,000,000	950,663
WALNUT INVESTMENT PARTNERS[2]	235,567	126,318
TOTAL LIMITED PARTNERSHIPS	9,235,567	11,964,327	10.99%

WARRANTS:
CREDIT SUISSE 24 MONTH COMMODITY CURRENCY BASKET[3]	58,400	251
TOTAL WARRANTS	58,400	251	0.00%

TOTAL OTHER INVESTMENTS	$9,293,967	$11,964,578	10.99%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2010

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	3,000.00	CHEROKEE INC DEL NEW COMMON	$59,934	$61,320
	10,000.00	GARMIN LTD ORD	313,824	373,800
	20,000.00	NINTENDO[3]	676,450	838,000
			1,050,208	1,273,120	1.17%

Consumer Services	5,500.00	COMPANHIA DE BEBIDAS DAS A	563,197	537,900
	10,000.00	CORE-MARK HOLDING CO INC[3]	326,650	305,200
			889,847	843,100	0.77%

Retailing	1,500.00	AARON'S INC	29,985	33,855	0.03%

TOTAL CONSUMER DISCRETIONARY			1,970,040	2,150,075	1.98%

CONSUMER STAPLES
Food & Staples Retailing	15,000.00	WAL MART STORES INC COM	750,223	804,600	0.74%

Food, Beverage & Tobacco	12,500.00	ALTRIA GROUP INC	225,438	264,875
	9,400.00	DIAGEO P L C SPON ADR NEW	586,834	640,516
	2,500.00	GENERAL MLS INC COM	169,737	177,900
	200.00	HERSHEY CO COM	8,819	9,402
	5,000.00	LORILLARD INC	323,175	391,850
	10,000.00	NESTLE S A SPONSORED ADR	396,900	489,000
	15,000.00	PHILIP MORRIS INTL INC COM	627,562	736,200
	2,000.00	SMUCKER J M CO COM NEW	121,939	122,140
			2,460,404	2,831,883	2.60%

Household & Personal Products	10,000.00	KIMBERLY CLARK CORP COM	601,790	612,600
	6,000.00	PROCTER & GAMBLE CO COM	391,831	372,960
			993,621	985,560	0.91%

TOTAL CONSUMER STAPLES			4,204,248	4,622,043	4.25%

ENERGY	11,700.00	BP PLC SPONSORED ADR	554,964	610,155
	5,000.00	BP PRUDHOE BAY ROYALTY TRUST	426,267	493,000
	3,000.00	BUCKEYE PARTNERS L P UNIT	146,923	182,340
	12,000.00	CONOCOPHILLIPS COM	633,695	710,280
	9,000.00	CPFL ENERGIA	433,927	559,710
	2,000.00	DIAMOND OFFSHORE DRILL COM	194,022	158,200
	2,000.00	ENBRIDGE ENERGY PARTNERS	96,489	102,540
	11,000.00	ENCANA CORP COM	296,520	363,770
	10,500.00	ENERGY TRANSFER EQUITY LP	249,388	359,310
	11,500.00	ENERGY TRANSFER PRTNRS	494,758	562,350
	13,440.00	ENTERPRISE PRODS PARTN COM	294,395	476,582
	6,004.00	EXXON MOBIL CORP COM	453,624	406,891
	2,000.00	INTERGY LP UNIT LTD PARTNERSHIP	72,211	76,060
	5,000.00	KINDER MORGAN ENERGY UT LT	261,494	337,450
	178.00	KINDER MORGAN MANAGEMENT[3]	7,900	10,468
	90,654.00	KINDER MORGAN MGMT FRACTIONAL[3]	40	53
	15,000.00	LINN ENERGY LLC	270,792	406,500

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2010

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
ENERGY (Continued)	12,500.00	MARKWEST ENERGY PARTNERS L	159,043	384,375
	10,000.00	MLP & STRATEGIC EQUITY FUND	138,072	177,400
	2,000.00	NATIONAL OILWELL VARCO COM	76,950	88,060
	3,000.00	ONEOK PARTNERS LP	155,009	184,890
	2,000.00	PEABODY ENERGY CORP COM	90,750	93,440
	10,000.00	PENN WEST ENERGY TR	181,713	200,700
	9,000.00	PETROLEO BRASILEIRO SA SPO	381,839	381,600
	5,000.00	PLAINS ALL AMERICAN PIPELINE LP	245,274	289,950
	50.00	SASOL	2,275	2,033
	10,000.00	TOTAL FINA S A SPONSORED A	505,647	543,800
	9,000.00	TRANSMONTAIGNE LP	248,755	268,515
	3,000.00	WALTER ENERGY INC	225,143	242,430
TOTAL ENERGY			7,297,879	8,672,852	7.97%

FINANCIALS
Banks	50,000.00	BLADEX - BANCO LATIN AMERICA	562,989	708,000
	6,000.00	PEOPLE'S UNITED FINANCIAL	99,150	93,120
			662,139	801,120	0.74%

Diversified Financials	3,000.00	BERKSHIRE HATHAWAY INC CL B3	218,700	231,000	0.21%

Insurance	2,000.00	TRAVELERS COMPANIES COM	105,406	101,480
	6,000.00	W. R. BERKLEY CORP	159,325	162,000
			264,731	263,480	0.24%

Real Estate	35,000.00	MEDICAL PPTYS TR INC COM	370,003	351,750
	1,000.00	VENTAS INC	39,085	47,230
			409,088	398,980	0.37%

Financial	5,000.00	ANNALY MORTGAGE MGMT INC COM	85,975	84,750
	12,000.00	ANWORTH MORTGAGE ASSET COM	81,060	80,520
	2,000.00	IBERIABANK CORP	115,213	123,280
			282,248	288,550	0.27%

TOTAL FINANCIALS			1,836,906	1,983,130	1.82%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM	57,550	61,700
	2,000.00	COVIDIEN PLC	109,285	95,980
	1,000.00	CRYOLIFE INC.	15,192	6,110
	50.00	LABORATORY CORP AMER HLDGS[3]	3,536	3,929
	2,900.00	MEDTRONIC INC COM	156,441	126,701
	5,500.00	VARIAN MEDICAL SYSTEMS[3]	215,450	310,090
			557,454	604,510	0.56%

Pharmaceuticals & Biotechnology	5,500.00	AMGEN INC COM[3]	293,069	315,205
	10,000.00	ASTRAZENECA PLC SPONSORED	435,850	442,300
	15,000.00	BRISTOL MYERS SQUIBB COM	370,569	379,650
	10,000.00	GLAXOSMITHKLINE PLC SPONSO	306,136	372,900
	1,000.00	HOSPIRA INC[3]	56,974	53,790

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2010

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
Pharmaceuticals & Biotechnology (Continued)	7,500.00	JOHNSON & JOHNSON COM	460,378	482,250
	35,000.00	MERCK & CO INC COM	1,134,485	1,226,400
	3,000.00	PDL BIOPHARMA INC COM	30,543	17,460
	52,500.00	PFIZER INC COM	947,379	877,800
			4,035,383	4,167,755	3.83%

Asia Ex-Japan Stock	2,000.00	FRESENIUS MED CARE AG	110,365	107,880	0.10%

Technology	2,000.00	ATHENAHEALTH INC[3]	83,784	58,040	0.05%

TOTAL HEALTH CARE			4,786,986	4,938,185	4.54%

INDUSTRIALS
Capital Goods	2,500.00	3M COMPANY	195,313	221,675
	2,500.00	CATERPILLAR INC DEL COM	92,141	170,225
	2,500.00	DEERE & CO COM	120,229	149,550
	2,500.00	EMERSON ELEC CO COM	92,233	130,575
	7,000.00	GENERAL ELEC CO COM	138,898	132,020
	10,000.00	NORTHROP GRUMMAN CORP	496,246	678,300
	200.00	SIEMENS A G SPONSORED ADR	14,415	19,528
	9,000.00	TEEKAY LNG PARTNERS LP	168,342	262,080
TOTAL INDUSTRIALS			1,317,817	1,763,953	1.62%

INFORMATION TECHNOLOGY
Software & Services	28,500.00	MICROSOFT CORP COM	677,657	870,247
	7,000.00	ORACLE CORP COM	148,921	181,073
			826,578	1,051,320	0.97%

Technology Hardware & Equipment	8,200.00	CISCO SYS INC COM[3]	192,134	220,826
	1,000.00	INTERNATIONAL BUSINESS MACH COM	133,046	129,000
	2,000.00	L-3 COMMUNICATNS HLDGS COM	203,661	187,140
	4,200.00	WESTERN DIGITAL CORP COM[3]	178,057	172,578
			706,898	709,544	0.65%

Semiconductors & Semiconductor Equipment	21,500.00	INTEL CORP COM	392,388	491,060	0.45%

Technology	50,000.00	NOVELL INC[3]	292,745	281,875	0.26%

TOTAL INFORMATION TECHNOLOGY			2,218,609	2,533,799	2.33%

MATERIALS	500.00	BHP BILLITON LTD SPONSORED ADR	31,497	36,395
	110.00	BROOKFIELD INFRASTRUCTURE	2,310	1,942
	1,000.00	CF INDUSTRIES HOLDINGS, INC	71,800	83,670
TOTAL MATERIALS			105,607	122,007	0.11%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2010

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV	87,426	102,960
	20,000.00	AT&T CORP COM	538,448	521,200
	30,000.00	BT GROUP	589,198	574,500
	16,500.00	CHINA MOBILE HONG KONG	821,090	806,850
	15,000.00	FRANCE TELECOM ADR	390,091	330,000
	20,000.00	PARTNER COMMUNICATIONS	290,103	392,800
	38,000.00	SK TELECOM LTD	651,851	703,380
	5,688.00	TELECOM CP NEW ZEALAND	82,004	44,537
	25,000.00	TELECOMUNCA DE SAO PAULO	562,338	489,500
	4,000.00	TELEFONICA S A SPONSORED	260,996	271,120
	20,000.00	TELSTRA LTD SPON ADR FINAL	289,700	291,800
	23,000.00	VERIZON COMMUNICATIONS COM	733,965	664,700
	40,000.00	VODAFONE GROUP	885,112	888,000
TOTAL TELECOMMUNICATION SERVICES			6,182,322	6,081,347	5.59%

UTILITIES	2,000.00	AMERIGAS PARTNERS LP UNIT	79,520	84,560
	15,000.00	COMPANHIA DE SANEAMENTO SP	476,428	590,250
	2,500.00	DTE ENERGY CO COM	109,837	120,425
	37,500.00	DUKE ENERGY CORP COM	566,469	629,250
	12,500.00	ENERSIS	236,672	248,625
	8,600.00	NISOURCE INC COM	128,636	140,180
	2,500.00	ONEOK INC NEW COM	107,538	122,850
	9,500.00	SOUTHERN CO COM	326,330	328,320
TOTAL UTILITIES			2,031,430	2,264,460	2.08%

INVESTMENT IN AFFILIATE	1,000.00	BROYHILL INDUSTRIES, INC. [2,3]	442,180	508,579	0.47%

TOTAL INVESTMENTS IN COMMON STOCKS			$32,394,024	$35,640,430	32.74%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2010

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets

CALL OPTIONS:
CBOE JUMBO VOLATILITY INDEX CALL OPTION, $27.50 EXP 5/19/10[3]	500	$58,757	$52,500
CBOE JUMBO VOLATILITY INDEX CALL OPTION, $30 EXP 6/16/10[3]	500	59,507	72,500
ISHARES BARCLAYS 20+ YEAR TREAS BOND CALL OPTION, $90 EXP 6/19/10[3]	250	28,754	63,500
ISHARES BARCLAYS 20+ YEAR TREAS BOND CALL OPTION, $95 EXP 9/18/10[3]	250	18,003	35,000
		165,021	223,500	0.21%

PUT OPTIONS:
POWERSHARES QQQ PUT OPTION, $42 EXP 6/19/10[3]	50.00	6,951	850
SPDR TRUST PUT OPTION, $104 EXP 6/19/10[3]	50.00	16,851	3,200
TOTAL PUT OPTIONS		23,802	4,050	0.00%

TOTAL INVESTMENTS IN CALL AND PUT OPTIONS		$188,823	$227,550	0.21%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2010

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

PREFERRED STOCKS:
COMCAST CORP 7%	10,000.00	$228,661	$252,900
FREEPORT-MCMORAN COPPER & GOLD	2,500.00	224,823	266,200
LEARNINGSTATION.COM[2,3]	1,224,661.00	500,000	-
ODYSSEY 8.125% PREFERRED	1,000.00	25,095	25,250

TOTAL INVESTMENTS IN PREFERRED STOCKS		$978,579	$544,350	0.50%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2010

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	Blackrock Liquidity Funds Fedfund Institutional Class	$12,898,408	$12,898,408	11.85%

TOTAL INVESTMENTS - MARKET VALUE			$108,491,768	99.66%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			367,812	0.34%

TOTAL NET ASSETS			$108,859,580	100.00%

1In default
2Market value determined by the Fund's Board of Directors
3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2010

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets

CALL OPTIONS:
3M COMPANY CALL OPTION, $85 EXP 7/17/10[3]	(25.00)	(8,200)	(13,750)
ATHENAHEALTH CALL OPTION, $50 EXP 6/19/10[3]	(20.00)	(2,310)	(200)
CATERPILLAR CALL OPTION, $65 EXP 5/22/10[3]	(25.00)	(3,200)	(10,125)
CISCO SYSTEMS CALL OPTION, $28 EXP 7/17/10[3]	(18.00)	(1,080)	(1,368)
COMPANHIA DE BEBIDAS CALL OPTION, $105 EXP 6/19/10[3]	(25.00)	(2,824)	(2,375)
CONOCO PHILLIPS CALL OPTION, $60 EXP 6/19/10[3]	(10.00)	(600)	(1,440)
DEERE & CO CALL OPTION, $60 EXP 6/19/10[3]	(25.00)	(5,574)	(7,400)
EMERSON ELECTRIC CALL OPTION, $45 EXP 6/19/10[3]	(25.00)	(3,200)	(18,250)
GENERAL ELECTRIC CALL OPTION, $18 EXP 6/19/10[3]	(20.00)	(800)	(2,740)
INTEL CORP CALL OPTION, $25 EXP 6/19/10[3]	(10.00)	(380)	(170)
INTEL CORP CALL OPTION, $24 EXP 7/17/10[3]	(25.00)	(750)	(1,575)
INTERNATIONAL BUSINESS MACHINES CALL OPTION, $140 EXP 7/17/10[3]	(10.00)	(1,930)	(980)
JM SMUCKER CALL OPTION, $65 EXP 6/10/10[3]	(10.00)	(640)	(600)
MARKET VECTORS GOLD MINERS ETF CALL OPTION, $49 EXP 5/22/10[3]	(30.00)	(2,909)	(8,130)
PEABODY ENERGY CALL OPTION, $55 EXP 6/19/10[3]	(20.00)	(2,020)	(1,000)
PETROLEO BRASILEIRO CALL OPTION, $46 EXP 6/19/10[3]	(20.00)	(1,879)	(1,900)
PETROLEO BRASILEIRO CALL OPTION, $49 EXP 10/16/10[3]	(10.00)	(1,600)	(1,700)
WALTER ENERGY CALL OPTION, $100 EXP 5/22/10[3]	(30.00)	(8,649)	(1,050)
WESTERN DIGITAL CALL OPTION, $44 EXP 7/17/10[3]	(20.00)	(2,959)	(4,100)
TOTAL CALL OPTIONS – LIABILITIES		(51,504)	(78,853)	-0.07%

PUT OPTIONS:
TOYOTA MOTORS PUT OPTION, $60 EXP 7/17/10[3]	(20.00)	(4,560)	(400)
US OIL FUND LP PUT OPTION, $30 EXP 1/22/11[3]	(250.00)	(64,247)	(21,250)
TOTAL PUT OPTIONS – LIABILITIES		(68,807)	(21,650)	-0.02%

TOTAL CALL AND PUT OPTIONS - LIABILITIES		$(120,311)	$(100,503)	-0.09%

Item. 2.  Code of Ethics.

N/A

Item 3.  Audit Committee Financial Expert.

N/A

Item 4.  Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8.  Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.  Submission of Matters to a Vote of Security Holders.

N/A

Item 11.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940.  Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure  controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter  of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  N/A

(a)(2)  Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly  caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By	/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date:	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Paul H. Broyhill
Paul H. Broyhill
Chairman and Chief Executive Officer

Date:	June 22, 2010

By	/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date:	June 22, 2010